DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2016
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

14.DEFERRED GOVERNMENT GRANT

Deferred government grant consisted of the following:

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Beginning	37,360	24,799	3,572
Received	1,350	11,450	1,649
Recognized as income during the year	(13,911)	(12,041)	(1,735)

Ending	24,799	24,208	3,486

Including: current portion	16,360	13,000	1,872

During the years ended December 31, 2015 and 2016, the Company received RMB1,350,000 and RMB11,450,000 (US$1,649,000) of government grants, respectively, from the relevant PRC government authorities. The government grant received is required to be used in research and development projects and refundable until the intended projects pass government inspection.

During the years ended December 31, 2015 and 2016, a certain government grant complied with the attached conditions. Hence, relevant government grants of RMB13,911,000 and RMB12,041,000 (US$1,735,000), respectively, was recognized in the consolidated statements of comprehensive loss in other operating income during the years ended December 31, 2015 and 2016, respectively.